INCOME TAX EXPENSES (Contents of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAX EXPENSES [Abstract]
Current income tax
Deferred income tax benefit	$ 2,316	¥ 15,000
Total	$ 2,316	¥ 15,000